Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class FI
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Large Cap Equity Fund
Class Name	Class FI
Trading Symbol	LMUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Large Cap Equity Fund for the period December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$112	1.05%
[1]
Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class FI shares of Franklin U.S. Large Cap Equity Fund returned 13.61%. The Fund compares its performance to the Russell 1000 Index, which returned 14.09% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Sector allocation was the leading contributor to relative performance for the period, especially an overweight to communication services and an underweight to real estate.
↑	Stock selection was notably strong across most sectors, especially health care.
↑	Overweighting Alphabet, AppLovin and Newmont Corporation, all outperformed the benchmark for the year, were the leading contributors at the security level.

Top detractors from performance:
↓	Stock selection detracted from relative return in the information technology and industrials sectors.
↓	An overweight to the consumer staples sector, which had a negative return in the benchmark, detracted from relative return for the period.
↓	Underweighting Broadcom and overweighting Allison Transmission Holdings were the leading detractors at the security level. Owning Pilgrim’s Pride Corporation, not in the benchmark, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class FI	13.61	16.02	13.47
Russell 3000 Index	13.59	14.15	14.05
Russell 1000 Index	14.09	14.53	14.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 445,185,150
Holdings Count | $ / shares	118
Advisory Fees Paid, Amount	$ 2,250,509
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$445,185,150
Total Number of Portfolio Holdings	118
Total Management Fee Paid	$2,250,509
Portfolio Turnover Rate	52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Chandra Seethamraju, PhD ceased to serve as a portfolio manager of the Fund and Brett Risser joined the Fund’s portfolio management team.
This is a summary of a certain change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Large Cap Equity Fund
Class Name	Class I
Trading Symbol	LMTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Large Cap Equity Fund for the period December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$86	0.80%
[3]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class I shares of Franklin U.S. Large Cap Equity Fund returned 13.87%. The Fund compares its performance to the Russell 1000 Index, which returned 14.09% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Sector allocation was the leading contributor to relative performance for the period, especially an overweight to communication services and an underweight to real estate.
↑	Stock selection was notably strong across most sectors, especially health care.
↑	Overweighting Alphabet, AppLovin and Newmont Corporation, all outperformed the benchmark for the year, were the leading contributors at the security level.

Top detractors from performance:
↓	Stock selection detracted from relative return in the information technology and industrials sectors.
↓	An overweight to the consumer staples sector, which had a negative return in the benchmark, detracted from relative return for the period.
↓	Underweighting Broadcom and overweighting Allison Transmission Holdings were the leading detractors at the security level. Owning Pilgrim’s Pride Corporation, not in the benchmark, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class I	13.87	16.21	13.71
Russell 3000 Index	13.59	14.15	14.05
Russell 1000 Index	14.09	14.53	14.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 445,185,150
Holdings Count | $ / shares	118
Advisory Fees Paid, Amount	$ 2,250,509
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$445,185,150
Total Number of Portfolio Holdings	118
Total Management Fee Paid	$2,250,509
Portfolio Turnover Rate	52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Chandra Seethamraju, PhD ceased to serve as a portfolio manager of the Fund and Brett Risser joined the Fund’s portfolio management team.
This is a summary of a certain change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Large Cap Equity Fund
Class Name	Class IS
Trading Symbol	LMISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Large Cap Equity Fund for the period December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$75	0.70%
[5]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class IS shares of Franklin U.S. Large Cap Equity Fund returned 14.01%. The Fund compares its performance to the Russell 1000 Index, which returned 14.09% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Sector allocation was the leading contributor to relative performance for the period, especially an overweight to communication services and an underweight to real estate.
↑	Stock selection was notably strong across most sectors, especially health care.
↑	Overweighting Alphabet, AppLovin and Newmont Corporation, all outperformed the benchmark for the year, were the leading contributors at the security level.

Top detractors from performance:
↓	Stock selection detracted from relative return in the information technology and industrials sectors.
↓	An overweight to the consumer staples sector, which had a negative return in the benchmark, detracted from relative return for the period.
↓	Underweighting Broadcom and overweighting Allison Transmission Holdings were the leading detractors at the security level. Owning Pilgrim’s Pride Corporation, not in the benchmark, also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class IS	14.01	16.33	13.78
Russell 3000 Index	13.59	14.15	14.05
Russell 1000 Index	14.09	14.53	14.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 445,185,150
Holdings Count | $ / shares	118
Advisory Fees Paid, Amount	$ 2,250,509
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$445,185,150
Total Number of Portfolio Holdings	118
Total Management Fee Paid	$2,250,509
Portfolio Turnover Rate	52%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Chandra Seethamraju, PhD ceased to serve as a portfolio manager of the Fund and Brett Risser joined the Fund’s portfolio management team.
This is a summary of a certain change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a certain change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.